Acquisitions, Investments and Disposals - Schedule of Loss Recognized on the Divestiture (Details) - Previously Reported [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Noncash or Part Noncash Divestitures [Line Items]
Fair Value of Consideration Received	$ 11,676,828
Carrying value of net assets of the Disposal Group	(13,717,056)
Noncontrolling interest derecognized	1,953,772
Intercompany balances waived	(796,384)
Transaction costs	(30,000)
Loss on sale of subsidiaries, before income taxes	$ (912,840)